Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Measurements [Abstract]
Schedule of Assets and Liabilities that are Measured at Fair Value

The following tables present information about the Company’s assets and liabilities that are measured at fair value on September 30, 2024 and December 31, 2023, and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	September 30, 2024	Level 1	Level 2	Level 3
Assets
Marketable securities held in Trust Account	$5,300,199	$5,300,199	$—	$—
	December 31, 2023	Level 1	Level 2	Level 3
Assets
Marketable securities held in Trust Account	$7,921,818	$7,921,818	$—	$—

The following tables present information about the Company’s assets and liabilities that are measured at fair value on December 31, 2023 and 2022, and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2023	Level 1	Level 2	Level 3
Assets
Marketable securities held in Trust Account	$7,921,818	$7,921,818	$—	$—
	December 31, 2022	Level 1	Level 2	Level 3
Assets
Marketable securities held in Trust Account	$116,651,461	$116,651,461	$—	$—